BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of voluntary change in accounting policy [line items]
Schedule of Change in accounting policies

			Impact of
	Reference		the adoption

IFRS 15 Revenue from contracts with customers	B	Ps.	391,281
IFRS 9 Financial Instruments	C		(784,399)
Net impact at January 1, 2018		Ps.	(393,118)

Schedule of financial assets and financial liabilities measurement category under IFRS 9

Loss allowance as of December 31, 2017 under IAS 39	(5,875,018)
Additional impairment recognized as of January 1, 2018 on:
Loans	(1,163,009)
Credit Commitments	(16,217)
Other accounts receivable	(18,907)
Impact on equity method investees due to impairment of other accounts receivable from associates	(3,691)
Debt securities measured at amortized cost	(672)
Other financial assets	(58)
Loss allowance as of January 1, 2018 under IFRS 9	(7,077,572)

Schedule of estimated on a straight-line basis during the estimated useful life of the asset

Depreciation is estimated on a straight-line basis during the estimated useful life of the asset. The annual depreciation rates for each type of assets are:

Asset	Useful Life
Own use buildings	According to appraisals
Equipment, furniture and accessories	From 3 to 10 years
Machinery and equipment	From 5 to 25 years
Computer equipment	From 3 to 12 years
Vehicles	From 5 to 10 years
Bearer plants	From 25 to 35 years

Schedule of application of IFRS 9’s impairment requirements recognition of additional allowance

Effective for
Annual Periods
New or Amended Standard	Title of the Standard	Beginning on or After
Forthcoming requirements.
Amendments to References to Conceptual Framework in IFRS Standards	Conceptual Framework	January 1, 2020
Definition of a Business	Amendment to IFRS 3	January 1, 2020
IFRS 17	Insurance contracts	January 1, 2021
Interpretation IFRIC 23	Uncertainty over Income Tax Treatments	January 1, 2020

Schedule of reconciliation of loss allowance impairment impact on retain earnings

Impairment loss due to credit risk as of December 31, 2017 under IAS 39	(71,708)
Additional impairment recognized as of January 1, 2018 on:
Debt securities measured at FVOCI	(56,198)
Loss allowance as of January 1, 2018 under IFRS 9	(127,906)

IFRS 16
Disclosure of voluntary change in accounting policy [line items]
Schedule of adjustments recognized on adoption of IFRS

Recognition of right-of-use		January 1, 2019
Right of use assets	Ps.	2,217,380
Deferred tax liabilities		(636,017)
Total		1,581,363

Retained earnings	Ps.	(40,272)
Retained earnings related to right-of-use net deferred tax		13,290
Total	Ps.	(26,982)

Net effect	Ps.	1,608,345

Recognition of financial liabilities		January 1, 2019
Financial liabilities - Lease liabilities	Ps.	2,225,545
Provisions for right-of-use dismantling		32,107
Deferred tax assets		(649,307)
Net effect	Ps.	1,608,345

Schedule of reconciliation of operating lease liability as per IAS 17 and IFRS 16

		January 1, 2019
Operating lease commitments at December 31, 2018 as disclosed under IAS 17 in the Group’s consolidated financial statements	Ps.	1,636,550
Discounted using the incremental borrowing rate		869,191
Add/(less): adjustments as a result of a different treatment of extension and termination options		1,275,475
Add/(less): adjustments relating to changes in the index or rate affecting variable payments		125,486
(Less): Recognition exemption for leases of low-value assets		(35,987)
(less): Recognition exemption for leases with less than 12 months of lease term at transition		(8,620)
Lease liabilities recognised at 1 January 2019	Ps.	2,225,545

IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Schedule of adjustments recognized on adoption of IFRS

	Impact of the adoption of IFRS 15
Operation and construction services (Concessions)	as of January 1, 2018
Commissions related to funding (see note 16)	Ps.	12,744
Contract liability (see note 24)		(531,804)
Financial assets (see note 16)		450,878
Intangible assets (see note 16)		619,949
Deferred tax effect		(181,680)
	Ps.	370,087

Customer loyalty programs
Customer loyalty programs		32,232
Deferred tax effect		(11,038)
	Ps.	21,194
Net impact retained earnings at January 1, 2018	Ps.	391,281

IFRS 9
Disclosure of voluntary change in accounting policy [line items]
Schedule of adjustments recognized on adoption of IFRS

The following table summarizes the impact, net of tax, of our transition to IFRS 9 on the opening balance of reserves and retained earnings and Other Comprehensive Income (“OCI”) as of January 1, 2018 (for a description of the transition method, see (iv) below).

	Impact of adopting IFRS 9 on opening balance of:
	Reserves and				Total
	retained earnings		OCI		equity
Recognition of changes in measurement due in classification under IFRS 9	Ps.	—	Ps.	71,229	Ps.	71,229
Recognition of expected credit losses under IFRS 9		(1,255,060)		56,198		(1,198,863)
Impact on equity method due to impairment of other accounts receivable from associates		—		(3,691)		(3,691)
Deferred tax effect		366,650		(19,725)		346,926
Impact as of January 1, 2018	Ps.	(888,411)	Ps.	104,011	Ps.	(784,399)